PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense
Depreciation of property and equipment	¥ 1,057,171	¥ 682,451	¥ 352,480
Cost of revenue
Depreciation expense
Depreciation of property and equipment	1,045,446	674,560	345,025
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	10,448	7,319	6,902
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 1,277	¥ 572	¥ 553